Related Party Balances and Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction Due From To Related Party Current [Abstract]
Purchase of certain media information system from related party	$ 27	$ 290
Due to related party for purchase of certain media information system	$ 212	$ 233